Stockholders' Equity (Details Textual 4) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Aug. 21, 2019	Aug. 21, 2019	Jul. 12, 2019	Jul. 12, 2019	Mar. 18, 2016	Feb. 28, 2017	Mar. 31, 2019	Jun. 30, 2019	Mar. 31, 2018	Oct. 26, 2017	Mar. 31, 2017
Stockholders' Equity (Deficit) (Textual)
Preferred stock, par value							$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, par value							$ 0.001	$ 0.001	$ 0.001	$ 2.10	$ 0.001
Common stock, shares authorized							100,000	100,000	100,000		100,000
Common stock, shares issued							52,571	58,071	49,468
Securities Purchase Agreement [Member]
Stockholders' Equity (Deficit) (Textual)
Number of shares issued						1,100
Subsequent Event [Member]
Stockholders' Equity (Deficit) (Textual)
Number of shares issued			4,277
Warrants extinguishment			5,677	5,677
Exercised Cashless				4,277,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Stockholders' Equity (Deficit) (Textual)
Number of shares issued	300,000	300,000
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Stockholders' Equity (Deficit) (Textual)
Number of shares issued	2,000	2,000,000
Stock consideration received per transaction	$ 1	$ 1
Stock price per share	$ 0.001	$ 0.001
Ecoark Holdings Preferred Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Shares of blank check preferred stock					5,000		5,000
Preferred stock, par value					$ 0.001		$ 0.001
Ecoark Holdings Preferred Stock [Member] | 2017 Omnibus Incentive Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued								25,000
Ecoark Holdings Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, par value					$ 0.001
Common stock, shares authorized					100,000,000
Warrants outstanding								8,384